UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2004

CAI-QTLY-0904

1.804853.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Energy - 0.0%
Parker Drilling Co. 5.5% 8/1/04	$ 737	$ 733
Technology - 0.2%
Atmel Corp. 0% 5/23/21	20,230	9,104
TOTAL CONVERTIBLE BONDS		9,837
Nonconvertible Bonds - 82.1%
Aerospace - 0.8%
BE Aerospace, Inc.:
8.5% 10/1/10	1,300	1,398
8.875% 5/1/11	23,625	22,916
Transdigm, Inc. 8.375% 7/15/11	4,440	4,640
Vought Aircraft Industries, Inc. 8% 7/15/11 (g)	4,615	4,523
		33,477
Air Transportation - 2.4%
American Airlines, Inc. pass thru trust certificates:
6.978% 4/1/11	1,442	1,421
7.377% 5/23/19	18,855	13,010
7.379% 5/23/16	5,907	4,076
7.8% 4/1/08	3,195	2,876
AMR Corp.:
9% 8/1/12	11,140	8,021
10.2% 3/15/20	2,750	1,898
Continental Airlines, Inc. 8% 12/15/05	8,845	7,872
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	905	742
6.795% 2/2/20	2,575	2,086
6.8% 7/2/07	486	393
8.307% 10/2/19	450	369
8.312% 10/2/12	1,810	1,357
8.321% 11/1/06	2,405	2,189
8.388% 5/1/22	4,691	3,494
Delta Air Lines, Inc. 8.3% 12/15/29	17,050	5,797
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,215	717
7.57% 11/18/10	2,000	1,809
7.711% 9/18/11	7,725	4,249
7.779% 11/18/05	9,315	5,589
7.779% 1/2/12	4,304	1,851
7.92% 5/18/12	17,220	10,087
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines Corp. 10% 2/1/09	$ 7,670	$ 5,331
Northwest Airlines, Inc.:
7.875% 3/15/08	2,000	1,370
8.875% 6/1/06	5,080	4,166
9.875% 3/15/07	2,000	1,470
Northwest Airlines, Inc. pass thru trust certificates:
7.575% 3/1/19	2,252	2,252
7.626% 4/1/10	1,238	978
7.691% 4/1/17	1,303	1,004
7.95% 9/1/16	1,027	801
8.304% 9/1/10	3,120	2,481
9.179% 10/1/11	4,727	3,403
		103,159
Automotive - 1.2%
CSK Automotive, Inc. 7% 1/15/14	2,460	2,349
Dana Corp. 9% 8/15/11	4,410	5,270
EaglePicher, Inc. 9.75% 9/1/13	11,450	12,309
General Motors Corp. 8.25% 7/15/23	15,000	15,586
Navistar International Corp. 7.5% 6/15/11	3,250	3,380
Tenneco Automotive, Inc. 11.625% 10/15/09	1,597	1,709
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	2,781	3,184
11% 2/15/13	4,926	5,837
		49,624
Broadcasting - 0.7%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	10,138	10,645
Radio One, Inc. 8.875% 7/1/11	18,625	20,394
		31,039
Building Materials - 0.8%
FIMEP SA 10.5% 2/15/13	3,625	4,196
Jacuzzi Brands, Inc. 9.625% 7/1/10	27,395	29,587
		33,783
Cable TV - 6.4%
Cablevision Systems Corp. 8% 4/15/12 (g)	54,790	53,694
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	12,135	11,589
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	$ 8,722	$ 8,787
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	4,940	3,853
0% 5/15/11 (d)	20,545	12,430
0% 1/15/12 (d)	5,000	2,825
10% 4/1/09	690	542
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	11,150	10,760
CSC Holdings, Inc.:
6.75% 4/15/12 (g)	20,160	19,354
7.625% 4/1/11	6,460	6,492
7.625% 7/15/18	21,788	20,481
7.875% 12/15/07	1,000	1,050
7.875% 2/15/18	9,665	9,278
EchoStar DBS Corp. 6.375% 10/1/11	15,465	15,156
NTL Cable PLC 8.75% 4/15/14 (g)	47,580	49,245
Rogers Cable, Inc.:
6.25% 6/15/13	820	783
7.875% 5/1/12	3,330	3,413
Telenet Group Holding NV 0% 6/15/14 (d)(g)	56,750	36,746
Videotron LTEE 6.875% 1/15/14	3,630	3,530
		270,008
Capital Goods - 0.4%
Erico International Corp. 8.875% 3/1/12 (g)	1,430	1,459
Hexcel Corp. 9.75% 1/15/09	6,000	6,285
Polypore, Inc. 8.75% 5/15/12 (g)	6,760	7,199
		14,943
Chemicals - 5.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)	41,515	43,331
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,760	6,350
Georgia Gulf Corp. 7.125% 12/15/13 (g)	3,920	4,038
Huntsman Advanced Materials LLC:
11% 7/15/10 (g)	7,000	7,928
11.86% 7/15/08 (g)(h)	9,000	9,540
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Huntsman ICI Chemicals LLC 10.125% 7/1/09	$ 19,820	$ 20,117
Huntsman ICI Holdings LLC 0% 12/31/09	58,990	28,315
Huntsman International LLC 9.875% 3/1/09	6,165	6,674
Huntsman LLC:
8.8% 7/15/11 (g)(h)	3,180	3,196
11.5% 7/15/12 (g)	6,380	6,412
11.625% 10/15/10	12,650	14,042
Lyondell Chemical Co.:
9.5% 12/15/08	1,250	1,309
11.125% 7/15/12	12,795	14,266
Millennium America, Inc.:
9.25% 6/15/08	5,015	5,316
9.25% 6/15/08 (g)	1,255	1,330
Phibro Animal Health Corp. 13% 12/1/07 unit (g)	8,600	9,460
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,535	9,903
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10	3,220	3,301
Solutia, Inc.:
6.72% 10/15/37 (c)	1,185	735
7.375% 10/15/27 (c)	33,440	20,733
		216,296
Consumer Products - 1.6%
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,853
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,678
Jostens Holding Corp. 0% 12/1/13 (d)	4,290	2,874
Revlon Consumer Products Corp. 12% 12/1/05	44,090	48,940
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	6,925	7,791
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	3,110	3,266
		68,402
Containers - 2.1%
BWAY Corp. 10% 10/15/10	9,210	9,717
Crown Cork & Seal, Inc.:
7.375% 12/15/26	12,479	10,732
8% 4/15/23	8,275	7,510
Crown European Holdings SA:
9.5% 3/1/11	12,310	13,541
10.875% 3/1/13	3,810	4,401
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	6,090	6,425
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc.: - continued
8.25% 5/15/13	$ 21,830	$ 22,922
Pliant Corp. 0% 6/15/09 (d)	16,550	14,316
		89,564
Diversified Financial Services - 0.5%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (g)	3,080	3,226
Metris Companies, Inc. 10.125% 7/15/06	2,000	1,970
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)(g)	15,720	15,720
		20,916
Diversified Media - 0.5%
Corus Entertainment, Inc. 8.75% 3/1/12	7,225	7,731
Entravision Communications Corp. 8.125% 3/15/09	14,455	14,925
PEI Holdings, Inc. 11% 3/15/10	221	256
		22,912
Electric Utilities - 2.9%
AES Corp.:
7.75% 3/1/14	10,450	10,163
8.75% 5/15/13 (g)	15,775	17,214
Calpine Corp.:
8.5% 7/15/10 (g)	8,790	7,032
8.75% 7/15/13 (g)	37,550	29,758
9.875% 12/1/11 (g)	2,500	2,075
CMS Energy Corp.:
7.5% 1/15/09	10,153	10,356
7.75% 8/1/10 (g)	5,500	5,624
8.5% 4/15/11	1,725	1,816
Illinois Power Co.:
7.5% 6/15/09	490	541
11.5% 12/15/10	17,950	21,361
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,660
Nevada Power Co.:
6.5% 4/15/12 (g)	6,160	6,052
10.875% 10/15/09	350	403
Sierra Pacific Power Co. 6.25% 4/15/12 (g)	3,500	3,395
		123,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - 10.8%
ANR Pipeline, Inc.:
7.375% 2/15/24	$ 15,535	$ 14,855
9.625% 11/1/21	19,730	22,394
Chesapeake Energy Corp.:
7.5% 9/15/13	2,000	2,128
7.75% 1/15/15	6,000	6,360
El Paso Corp.:
7% 5/15/11	10,310	9,266
7.875% 6/15/12	13,035	11,992
El Paso Energy Corp.:
6.75% 5/15/09	32,715	30,302
6.95% 12/15/07	3,705	3,575
7.375% 12/15/12	5,670	5,046
7.75% 1/15/32	3,480	2,836
7.8% 8/1/31	22,130	17,925
El Paso Production Holding Co. 7.75% 6/1/13	10,250	9,738
Energy Partners Ltd. 8.75% 8/1/10	14,470	15,338
Enron Corp.:
6.4% 7/15/06 (c)	3,270	867
6.625% 11/15/05 (c)	13,290	3,522
6.725% 11/17/08 (c)	4,095	1,085
6.75% 8/1/09 (c)	3,320	880
6.875% 10/15/07 (c)	8,050	2,133
6.95% 7/15/28 (c)	7,270	1,927
7.125% 5/15/07 (c)	1,390	368
7.375% 5/15/19 (c)	8,400	2,142
7.875% 6/15/49 (c)	1,390	368
8.375% 5/23/05 (c)	15,020	3,830
9.125% 4/1/49 (c)	285	76
9.875% 6/15/49 (c)	1,268	336
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,495
InterNorth, Inc. 9.625% 3/15/06 (c)	5,575	1,477
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,723
Ocean Rig Norway AS yankee 10.25% 6/1/08	1,685	1,634
Plains Exploration & Production Co. 7.125% 6/15/14 (g)	5,060	5,199
Plains Exploration & Production Co. LP 8.75% 7/1/12	5,620	6,084
Range Resources Corp. 7.375% 7/15/13	5,530	5,613
Sonat, Inc.:
6.75% 10/1/07	1,295	1,232
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Sonat, Inc.: - continued
6.875% 6/1/05	$ 2,000	$ 2,013
7.625% 7/15/11	5,850	5,353
Southern Natural Gas Co.:
7.35% 2/15/31	8,553	7,847
8% 3/1/32	18,965	18,278
8.875% 3/15/10	4,000	4,410
Tennessee Gas Pipeline Co.:
7% 10/15/28	8,920	7,917
7.5% 4/1/17	6,160	6,075
7.625% 4/1/37	1,445	1,344
8.375% 6/15/32	6,100	6,085
The Coastal Corp.:
6.375% 2/1/09	21,257	19,025
6.5% 5/15/06	955	945
6.5% 6/1/08	15,645	14,335
7.5% 8/15/06	10,820	10,820
7.625% 9/1/08	1,450	1,370
7.75% 6/15/10	10,720	9,916
10.75% 10/1/10	1,230	1,227
Williams Companies, Inc.:
7.125% 9/1/11	6,170	6,417
7.625% 7/15/19	28,965	29,182
7.875% 9/1/21	19,475	19,597
8.125% 3/15/12	55,670	60,541
8.625% 6/1/10	12,280	13,784
8.75% 3/15/32	10,560	11,088
		455,315
Entertainment/Film - 1.1%
AMC Entertainment, Inc.:
8% 3/1/14 (g)	11,270	10,368
9.5% 2/1/11	1,378	1,402
Cinemark USA, Inc. 9% 2/1/13	10,300	11,317
Cinemark, Inc. 0% 3/15/14 (d)	16,250	10,766
IMAX Corp. 9.625% 12/1/10 (g)	12,330	11,898
		45,751
Environmental - 0.7%
Allied Waste North America, Inc.:
6.375% 4/15/11	5,740	5,611
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
8.875% 4/1/08	$ 3,000	$ 3,278
9.25% 9/1/12	6,000	6,720
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	406
7.4% 9/15/35	15,066	13,559
		29,574
Food and Drug Retail - 1.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	9,075	9,007
8.25% 7/15/10	22,940	24,488
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	5,202	5,215
Pathmark Stores, Inc. 8.75% 2/1/12	13,870	14,147
		52,857
Food/Beverage/Tobacco - 1.1%
Doane Pet Care Co.:
9.75% 5/15/07	12,115	11,509
10.75% 3/1/10	7,500	8,025
Leiner Health Products, Inc. 11% 6/1/12 (g)	2,870	2,949
Michael Foods, Inc. 8% 11/15/13	2,690	2,804
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	20,350	21,113
		46,400
Gaming - 1.8%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,907
MTR Gaming Group, Inc. 9.75% 4/1/10	4,110	4,439
Penn National Gaming, Inc. 8.875% 3/15/10	1,795	1,961
Station Casinos, Inc.:
6% 4/1/12	8,320	8,174
6.5% 2/1/14	10,140	9,861
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	19,620	21,092
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	4,579	4,854
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	8,826	10,922
		78,210
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - 3.2%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	$ 10,000	$ 11,100
AmeriPath, Inc. 10.5% 4/1/13	14,500	14,790
AmerisourceBergen Corp.:
7.25% 11/15/12	3,240	3,353
8.125% 9/1/08	2,270	2,452
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)	5,180	5,219
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,998
Concentra Operating Corp. 9.125% 6/1/12 (g)	2,700	2,889
Fountain View, Inc. 9.25% 8/19/08 (e)	3,235	3,235
Genesis HealthCare Corp. 8% 10/15/13	2,230	2,342
Mariner Health Care, Inc. 8.25% 12/15/13 (g)	5,310	5,668
National Nephrology Associates, Inc. 9% 11/1/11 (g)	3,240	3,738
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,620	2,934
Senior Housing Properties Trust 7.875% 4/15/15	15,390	16,044
Tenet Healthcare Corp. 9.875% 7/1/14 (g)	25,275	26,254
Triad Hospitals, Inc. 7% 11/15/13	13,090	12,861
VWR International, Inc.:
6.875% 4/15/12 (g)	3,340	3,344
8% 4/15/14 (g)	3,340	3,411
		133,632
Homebuilding/Real Estate - 2.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (g)	12,730	13,048
Beazer Homes USA, Inc. 8.375% 4/15/12	9,805	10,467
BF Saul REIT 7.5% 3/1/14	11,160	11,048
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,315
D.R. Horton, Inc. 7.875% 8/15/11	15,000	16,613
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13	7,000	7,140
Standard Pacific Corp. 7.75% 3/15/13	10,920	11,193
William Lyon Homes, Inc. 7.5% 2/15/14 (g)	6,620	6,256
		83,080
Hotels - 1.0%
Hilton Hotels Corp. 7.625% 12/1/12	9,340	10,297
ITT Corp.:
6.75% 11/15/05	2,000	2,060
7.375% 11/15/15	20,000	20,550
La Quinta Properties, Inc. 8.875% 3/15/11	9,735	10,733
		43,640
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.4%
AAG Holding, Inc. 6.875% 6/1/08	$ 15,010	$ 15,873
Leisure - 1.3%
Gaylord Entertainment Co. 8% 11/15/13	8,460	8,714
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(g)	31,790	13,511
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	18,375	21,223
Vail Resorts, Inc. 6.75% 2/15/14	12,630	12,441
		55,889
Metals/Mining - 1.6%
America Rock Salt Co. LLC 9.5% 3/15/14 (g)	5,250	5,421
Arch Western Finance LLC 6.75% 7/1/13 (g)	8,000	8,140
Compass Minerals International, Inc. 0% 12/15/12 (d)	18,715	15,346
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	12,227
10.125% 2/1/10	7,000	7,840
Haynes International, Inc. 11.625% 9/1/04 (c)	2,150	1,613
Massey Energy Co. 6.625% 11/15/10	10,700	10,807
Peabody Energy Corp. 6.875% 3/15/13	5,205	5,387
		66,781
Paper - 1.7%
Georgia-Pacific Corp.:
7.375% 12/1/25	3,000	2,936
7.75% 11/15/29	9,000	8,910
8% 1/15/24	19,450	20,350
8.125% 5/15/11	2,500	2,803
9.375% 2/1/13	1,000	1,160
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	20,500	20,295
Millar Western Forest Products Ltd. 7.75% 11/15/13	2,410	2,458
Norske Skog Canada Ltd. 8.625% 6/15/11	13,320	14,319
		73,231
Publishing/Printing - 3.1%
Cenveo Corp. 7.875% 12/1/13	1,410	1,280
Dex Media, Inc.:
0% 11/15/13 (d)(g)	4,630	3,195
0% 11/15/13 (d)(g)	200	138
8% 11/15/13 (g)	16,350	16,432
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	5,330
Haights Cross Operating Co. 11.75% 8/15/11	13,350	14,552
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Houghton Mifflin Co.:
0% 10/15/13 (d)	$ 66,655	$ 37,993
8.25% 2/1/11	8,260	8,384
9.875% 2/1/13	24,000	24,600
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,728
The Reader's Digest Association, Inc. 6.5% 3/1/11	9,085	8,994
		131,626
Railroad - 1.0%
Kansas City Southern Railway Co. 7.5% 6/15/09	6,225	6,241
TFM SA de CV:
12.5% 6/15/12	13,955	15,002
yankee:
10.25% 6/15/07	750	759
11.75% 6/15/09	18,845	18,751
		40,753
Restaurants - 0.4%
Domino's, Inc. 8.25% 7/1/11	5,510	5,896
Morton's Restaurant Group, Inc. 7.5% 7/1/10	12,460	11,712
		17,608
Services - 1.6%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)	6,250	6,469
Iron Mountain, Inc.:
6.625% 1/1/16	14,540	13,450
7.75% 1/15/15	5,845	5,991
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	23,355	18,100
JohnsonDiversey, Inc. 9.625% 5/15/12	2,575	2,820
Worldspan LP 9.625% 6/15/11	21,245	21,351
		68,181
Shipping - 2.1%
CHC Helicopter Corp. 7.375% 5/1/14 (g)	10,925	10,925
General Maritime Corp. 10% 3/15/13	9,420	10,480
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	3,280	2,690
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)	3,790	3,923
OMI Corp. 7.625% 12/1/13	8,125	7,963
Seabulk International, Inc. 9.5% 8/15/13	17,020	17,616
Ship Finance International Ltd. 8.5% 12/15/13	30,655	29,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)	$ 500	$ 508
10.25% 11/15/06 (c)	6,403	6,499
		90,033
Steels - 2.0%
CSN Islands VIII Corp. 9.75% 12/16/13 (g)	32,320	30,825
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,695
International Steel Group, Inc. 6.5% 4/15/14 (g)	24,820	23,455
Ispat Inland ULC 9.75% 4/1/14 (g)	7,745	7,997
Oregon Steel Mills, Inc. 10% 7/15/09	12,930	13,770
		85,742
Super Retail - 1.3%
AutoNation, Inc. 9% 8/1/08	12,200	13,725
Barneys, Inc. 9% 4/1/08	9,900	10,197
Hollywood Entertainment Corp. 9.625% 3/15/11	5,630	6,334
J. Crew Intermediate LLC 0% 5/15/08 (d)	13,765	12,113
Jean Coutu Group, Inc.:
7.625% 8/1/12 (g)	3,530	3,552
8.5% 8/1/14 (g)	8,130	8,059
		53,980
Technology - 4.1%
Amkor Technology, Inc. 7.75% 5/15/13	10,365	8,862
Celestica, Inc. 7.875% 7/1/11	15,870	16,187
Freescale Semiconductor, Inc. 7.125% 7/15/14 (g)	14,160	14,231
IOS Capital LLC 7.25% 6/30/08	487	503
Lucent Technologies, Inc.:
6.45% 3/15/29	46,195	35,570
6.5% 1/15/28	1,165	880
Semiconductor Note Participation Trust 0% 8/4/11 (g)	3,000	4,200
Viasystems, Inc. 10.5% 1/15/11 (g)	17,735	17,203
Xerox Capital Trust I 8% 2/1/27	16,480	14,873
Xerox Corp. 7.625% 6/15/13	60,375	62,035
		174,544
Telecommunications - 13.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	27,936
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	$ 8,540	$ 7,900
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	8,420	8,399
9.375% 8/1/11	22,000	24,805
Eschelon Operating Co. 8.375% 3/15/10	7,475	6,204
Innova S. de R.L. 9.375% 9/19/13	19,890	21,133
Kyivstar GSM 10.375% 8/17/09 (f)(g)	5,320	5,443
Level 3 Financing, Inc. 10.75% 10/15/11 (g)	16,220	14,030
MCI, Inc.:
6.688% 5/1/09	416	384
7.735% 5/1/14	4,943	4,461
Millicom International Cellular SA 10% 12/1/13 (g)	28,200	28,130
Mobifon Holdings BV 12.5% 7/31/10	23,305	26,801
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,004
6.875% 10/31/13	6,840	6,943
7.375% 8/1/15	77,645	81,317
PanAmSat Corp. 8.5% 2/1/12	7,855	9,033
Primus Telecommunications Group, Inc. 8% 1/15/14	11,165	8,039
Qwest Communications International, Inc.:
7.25% 2/15/11 (g)	12,765	12,191
7.5% 11/1/08	5,046	4,705
7.5% 2/15/14 (g)	30,100	28,068
Qwest Corp. 9.125% 3/15/12 (g)	47,425	52,168
Qwest Services Corp.:
14% 12/15/10 (g)(h)	13,500	15,795
14.5% 12/15/14 (g)(h)	19,973	23,918
Rogers Wireless, Inc. 6.375% 3/1/14	13,960	12,965
Rural Cellular Corp.:
8.25% 3/15/12 (g)	1,630	1,671
9.875% 2/1/10	5,445	5,418
U.S. West Communications:
6.875% 9/15/33	38,865	32,064
7.125% 11/15/43	1,355	1,108
7.2% 11/10/26	34,885	30,088
7.25% 9/15/25	5,795	5,042
7.25% 10/15/35	6,060	4,969
7.5% 6/15/23	14,935	13,143
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
8.875% 6/1/31	$ 2,015	$ 1,955
Western Wireless Corp. 9.25% 7/15/13	20,370	20,777
		553,007
TOTAL NONCONVERTIBLE BONDS		3,473,280
TOTAL CORPORATE BONDS (Cost $3,416,431)		3,483,117
Common Stocks - 9.8%
	Shares
Automotive - 0.4%
Dana Corp.	318,100	6,136
Exide Technologies warrants 3/18/06 (a)	589	0
TRW Automotive Holdings Corp.	500,000	10,400
		16,536
Broadcasting - 0.3%
Fox Entertainment Group, Inc. Class A (a)	430,000	11,623
Building Materials - 0.4%
Jacuzzi Brands, Inc. (a)	177,900	1,373
Martin Marietta Materials, Inc.	300,000	13,125
		14,498
Cable TV - 2.5%
Cablevision Systems Corp. - NY Group Class A (a)	650,000	11,356
Comcast Corp. Class A (a)	300,000	8,220
Cox Communications, Inc. Class A (a)	300,000	8,274
NTL, Inc. (a)	613,393	31,970
NTL, Inc. warrants 1/13/11 (a)	35,177	190
PTV, Inc. (a)	3	2
Telewest Global, Inc. (a)	4,171,009	47,132
		107,144
Chemicals - 0.0%
Sterling Chemicals, Inc. (a)	891	21
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,445	0
		21
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - 0.5%
Revlon, Inc. Class A (a)	8,866,668	$ 20,393
Containers - 0.3%
Owens-Illinois, Inc. (a)	860,300	12,646
Trivest 1992 Special Fund Ltd. (a)(i)	11,400,000	114
		12,760
Diversified Media - 0.3%
Liberty Media Corp. Class A (a)	1,250,000	10,600
Energy - 0.8%
Apache Corp.	340,000	15,820
Chesapeake Energy Corp.	1,100,000	16,885
		32,705
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	499,569	3,567
Food/Beverage/Tobacco - 0.3%
Volume Services America Holdings, Inc. Income Deposit Security	1,033,875	13,854
Gaming - 0.4%
Mikohn Gaming Corp. warrants 10/14/08 (a)(i)	535,456	161
Penn National Gaming, Inc. (a)	500,000	18,000
		18,161
Healthcare - 0.4%
HCA, Inc.	310,000	11,982
Quest Diagnostics, Inc.	75,000	6,156
		18,138
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (i)	159,600	608
Metals/Mining - 1.0%
Arch Coal, Inc.	350,000	11,820
Peabody Energy Corp.	250,000	14,045
Phelps Dodge Corp.	200,000	15,588
		41,453
Publishing/Printing - 0.2%
R.H. Donnelley Corp. (a)	225,000	10,211
Shipping - 1.3%
General Maritime Corp. (a)	1,100,000	32,626
OMI Corp.	1,295,000	18,842
Ship Finance International Ltd.	140,100	2,327
		53,795
Common Stocks - continued
	Shares	Value (000s)
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	9,900	$ 594
Technology - 0.4%
General Cable Corp. (a)	960,300	9,142
Liberty Media International, Inc.:
Class A (a)	62,500	1,949
Class A rights 8/23/04 (a)	12,500	75
Seagate Technology	550,000	6,309
		17,475
Telecommunications - 0.0%
Covad Communications Group, Inc. (a)	7,449	14
Focal Communications Corp.:
warrants 12/31/49 (a)	5,953	18
warrants 12/31/49 (a)	29,764	0
SpectraSite, Inc. (a)	4,451	191
		223
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (i)	659,302	7,964
TOTAL COMMON STOCKS (Cost $475,360)		412,323
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.0%
Dobson Communications Corp. Series F, 6.00% (g)	4,760	490
Focal Communications Corp. Series A	15,179	137
		627
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (i)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,477
Nonconvertible Preferred Stocks - 0.9%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	9,736	9,979
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	57,686	288
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust II 8.875%	18,557	18,905
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Super Retail - 0.2%
General Nutrition Centers Holding Co. 12.00% (g)	7,090	$ 7,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,723
TOTAL PREFERRED STOCKS (Cost $43,467)		43,200
Floating Rate Loans - 2.3%
	Principal Amount (000s)
Cable TV - 0.3%
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (h)	$ 6,000	5,730
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (h)	1,450	1,399
United Pan-Europe Communications NV Tranche C2 term loan 7.381% 3/31/09 (h)	4,975	4,975
		12,104
Diversified Financial Services - 0.4%
Metris Companies, Inc. term loan 10.61% 5/6/07 (h)	15,650	16,120
Electric Utilities - 0.7%
Astoria Energy LLC term loan:
6.8518% 4/15/12 (h)	9,630	9,774
10.3363% 4/15/12 (h)	8,310	8,539
Calpine Corp. Tranche 2 term loan 7.35% 7/15/07 (h)	14,850	12,660
		30,973
Energy - 0.2%
Magellan Midstream Holdings LP Tranche A term loan 4.65% 6/17/08 (h)	1,003	1,013
Ocean Rig Norway AS Tranche A term loan 6.0625% 6/1/08 (h)	8,250	7,673
		8,686
Healthcare - 0.0%
Fisher Scientific International, Inc. Tranche C term loan 3.34% 3/31/10 (h)	858	865
Telecommunications - 0.5%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (h)	22,000	21,670
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.2%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09	$ 6,617	$ 7,080
TOTAL FLOATING RATE LOANS (Cost $96,763)		97,498
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 1.33% (b) (Cost $136,147)	136,147,387	136,147
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.31%, dated 7/30/04 due 8/2/04) (Cost $7,374)	$ 7,375	7,374
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $4,175,542)		4,179,659
NET OTHER ASSETS - 1.2%		50,328
NET ASSETS - 100%		$ 4,229,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $838,437,000 or 19.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,697,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Mikohn Gaming Corp. warrants 10/14/08	9/26/03	$ -
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $4,160,816,000. Net unrealized appreciation aggregated $18,843,000, of which $244,324,000 related to appreciated investment securities and $225,481,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004